Material Accounting Policy Information	6 Months Ended
Jun. 30, 2026
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Material Accounting Policy Information
3.	Material Accounting Policy Information

3.1.	Future Changes to Accounting Policies
The International Accounting Standards Board has issued the following new or amended standards:
IFRS 18 - Presentation and Disclosure in Financial Statements.
In April 2024, IFRS 18 Presentation and Disclosure in Financial Statements was issued. IFRS 18 replaces IAS 1 Presentation of Financial Statements while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements to: i) present specified categories and defined subtotals in the statement of earnings, ii) provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements, iii) improve aggregation and disaggregation. Some of the requirements in IAS 1 are moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. There were also minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share in connection with the new standard.

IFRS 18 requires retrospective application with specific transition provisions. The Company is required to apply IFRS 18 for annual reporting
periods beginning on or after January 1, 2027 with early adoption permitted. The Company is currently evaluating the impact of IFRS 18 on its financial statements.